Annual Total Returns - ThematicIndexETFs-ComboPRO - ThematicIndexETFs-ComboPRO - Fidelity Digital Health ETF	Oct. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Oct. 05, 2021
Fidelity Digital Health ETF
Bar Chart Table:
Annual Return 2022	(25.66%)